Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total nonperforming loans	$ 4,422	$ 4,871	$ 6,848
Home Equity And Second Mortgage [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total nonperforming loans		273	$ 567
Nonperforming Financial Instruments [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual loans	1,645	3,139
Loans 90+ days past due still accruing	54	85
Total nonperforming loans	1,699	3,224
Nonperforming Financial Instruments [Member] | Construction Loans [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual loans	0	0
Loans 90+ days past due still accruing	0	0
Total nonperforming loans	0	0
Real Estate Portfolio Segment [Member] | Residential Loan [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total nonperforming loans	3,662	3,929
Real Estate Portfolio Segment [Member] | Land Loan [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total nonperforming loans	28	148
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total nonperforming loans	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loan [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total nonperforming loans	269	229
Real Estate Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Residential Loan [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual loans	1,069	919
Loans 90+ days past due still accruing	14	68
Total nonperforming loans	1,083	987
Real Estate Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Land Loan [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual loans	20	16
Loans 90+ days past due still accruing	0	0
Total nonperforming loans	20	16
Real Estate Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Commercial Real Estate Loan [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual loans	434	433
Loans 90+ days past due still accruing	21	0
Total nonperforming loans	455	433
Commercial Portfolio Segment [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total nonperforming loans	0	0
Commercial Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual loans	0	1,642
Loans 90+ days past due still accruing	0	0
Total nonperforming loans	0	1,642
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total nonperforming loans	219	273
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total nonperforming loans	244	292
Consumer Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Home Equity And Second Mortgage [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual loans	122	129
Loans 90+ days past due still accruing	0	14
Total nonperforming loans	122	143
Consumer Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Other Consumer Loan [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual loans	0	0
Loans 90+ days past due still accruing	19	3
Total nonperforming loans	$ 19	$ 3